Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Goodwill impairment provision	¥ 354,039	$ 49,865	¥ 0	¥ 0
Goodwill, gross	910,600		857,100	869,400
GoodwillI, accumulated impairment losses	¥ 354,000		¥ 0	¥ 0